SHARE CAPITAL (Narrative) (Details)						1 Months Ended								3 Months Ended	12 Months Ended
		Dec. 13, 2019 USD ($) $ / shares shares	Aug. 05, 2019 USD ($) shares $ / shares	Jul. 02, 2018 USD ($) $ / shares shares	Jan. 10, 2018 USD ($) shares $ / shares	Feb. 18, 2020 USD ($)	Dec. 31, 2019 USD ($) shares $ / shares	Nov. 30, 2019 USD ($) shares $ / shares	Nov. 18, 2019 USD ($) shares $ / shares	Jul. 20, 2019 shares	Jan. 17, 2019 USD ($) shares $ / shares	Jul. 26, 2018 USD ($) shares	Jan. 30, 2018 USD ($) shares $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2012 shares	Jan. 22, 2020 shares	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 ₪ / shares shares	Mar. 17, 2013 $ / shares
Disclosure of classes of share capital [line items]
Stock split															1-for- 130
Number of shares issued							17,864,684								17,864,684					17,864,684	11,459,780
Proceeds from issuance of ordinary shares, net | $															$ 12,528,000
Ordinary shares remain available for future grants															204,263
Proceeds from private placement | $																	$ 12,087,000
Percentage of aggregate purchase price paid in cash by purchasers equal to per month															1.00%
Par value per share | (per share)																				₪ 0.0000769	₪ 0.0000769	$ 0.0000769
Options granted to purchase ordinary shares															1,177,131	143,000	1,944,670
Exercise price | $ / shares															$ 3.12	$ 5.35	$ 6.39
Remaining unrecognized compensation expense | $															$ 1,900,000
Transaction costs | $															$ 1,200,000
Capital stock price per share | $ / shares															$ 2.37
Reserved ordinary shares															1,371,398
Options exercised	[1]														662,251	31,460
Under Company Plan [Member]
Disclosure of classes of share capital [line items]
Increase of ordinary shares remain available for future grants																			893,234
D.N.A. Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		337,553
Proceeds from private placement | $		$ 800,000				$ 800,000
Warrants granted to purchase ordinary shares		168,776
Exercise price | $ / shares		$ 2.96
Options vesting description		Exercisable over a three-year period from the date of issuance
Dr. Eric Lang [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares					110,500
Exercise price | $ / shares					$ 6.31
Options vesting description					The options vest over 4 years from the date of grant; 1/4 vest on the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Fair value of options | $					$ 420,000
2012 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Convertible loan converted into ordinary shares																622,180		622,180
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				1,400,000
IPO [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				10,000
Warrants issued to purchase shares				70,000
Stock issuance costs | $				$ 255,000
Exercise price of warrants | $ / shares				$ 8.8
Fair value of warrants | $				$ 66,500
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				1,400,000
Exercise price of warrants | $ / shares				$ 8.4
Warrant term				five years
Adjusted exercise price of warrants | $ / shares				$ 5.85
Exceeds sales price per share | $ / shares				$ 24.00
Percentage of per unit price				300.00%
Options granted to purchase ordinary shares										443,950
Warrants [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Warrants converted into ordinary shares												105,000
Proceeds from issuance of ordinary shares, net | $												$ 2,100
Warrants granted to purchase ordinary shares												210,000
Fair value of warrants | $												$ 172,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares				700,000
Proceeds from issuance of ordinary shares, net | $				$ 9,600,000
Proceeds from issuance of ordinary shares, gross | $				11,200,000
Underwriters fee | $				900,000
Other issuance costs | $				$ 700,000
Public offering price per unit | $ / shares				$ 8.0
Number of ordinary shares that can be purchased through each tradeable warrant				0.5
Series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares				1,328,860												1,328,860
Series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																387,530
Series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares														$ 908.78
Conversion into ordinary shares																1,856,790
Series B-1 preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																1,719,770
Warrants to series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																343,200
Warrants to series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																85,931
Warrants to series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																756,340
Warrants to series B-1 preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares																467,220
Broker Warrants type 1 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							184,515								184,515					184,515
Broker Warrants type 2 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							92,257								92,257					92,257
Share-based Compensation Expense [member]
Disclosure of classes of share capital [line items]
Transaction costs | $															$ 205,000
Certain Consultant [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares													32,500
Exercise price | $ / shares													$ 2.11
Options vesting description													The options vested immediately.
Fair value of options | $													$ 138,000
Options granted to services providers [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares								65,693
Exercise price | $ / shares								$ 3.10
Options vesting description								The options will vest over six months in in six equal monthly instalments starting in August 2019.
Fair value of options | $								$ 90,000
New US-based CFO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares									30,385
Exercise price | $ / shares									$ 2.53
Options vesting description									The options will vest over two years in equal monthly installments following the grant date.
Fair value of options | $									$ 37,000
Non-executive director [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares									33,638		201,828
Exercise price | $ / shares									$ 2.53		$ 3.97
Options vesting description									The options will vest over 3 years in twelve equal quarterly instalments starting on the vesting commencement date (as described in the agreement).		The options will vest over 3 years in twelve equal quarterly instalments starting in the vesting commencement date (as described in each agreement).
Fair value of options | $									$ 43,000		$ 531,000
Certain employees [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares											124,000
Exercise price | $ / shares											$ 3.97
Options vesting description											The options vest over 4 years from the date of grant; 25% will vest on the first anniversary of the date of grant and the remaining 75% options shall vest in twelve equal quarterly installments following the first anniversary of the grant date.
Fair value of options | $											$ 341,000
CMO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares											25,000
Exercise price | $ / shares											$ 3.97
Options vesting description											From the total options, 25% will vest on March 1, 2019 and the remaining 75% options shall vest in twelve equal quarterly installments over the next three years starting January 17,2019.
Fair value of options | $											$ 68,000
New CEO [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares			696,587
Exercise price | $ / shares			$ 2.75
Options vesting description			The options vest over 4 years from the date of grant. 25% will vest on the first anniversary of the date of grant and the remaining 75% options shall vest in twelve equal quarterly installments following the first anniversary of the grant date.
Fair value of options | $			$ 1,100,000
Placement Agency agreement with GP Numenkari Inc [Member]
Disclosure of classes of share capital [line items]
Percentage of cash fees of total proceeds															10.00%
Percentage of number of shares issued to subscribers															10.00%
Placement Agency agreement with GP Numenkari Inc [Member] | Broker Warrants type 1 [Member]
Disclosure of classes of share capital [line items]
Percentage of number of shares issued to subscribers															10.00%
Exercise price | $ / shares															$ 2.37
Placement Agency agreement with GP Numenkari Inc [Member] | Broker Warrants type 2 [Member]
Disclosure of classes of share capital [line items]
Percentage of number of shares issued to subscribers															5.00%
Exercise price | $ / shares															$ 2.96
Executive officers and former Executive officer [Member]
Disclosure of classes of share capital [line items]
Options exercised															662,251
Number of options exrercised to ordinary shares															662,251
Value of options exercised | $															$ 138,000
Subscription agreements with select group of accredited investors for private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							5,710,153								5,710,153					5,710,153
Proceeds from private placement | $							$ 13,500,000
Share issue price per share | $ / shares							$ 2.37								$ 2.37
Options granted to purchase ordinary shares							2,855,095
Warrants granted to purchase ordinary shares							2,855,095
Exercise price | $ / shares							$ 2.96
Options vesting description							Exercisable over a three-years period from the date of issuance.

[1]	The total intrinsic value of options exercised during the year ended December 31, 2019, was approximately $2,391 thousand.